Cover Page	12 Months Ended
Mar. 28, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 28, 2021
Current Fiscal Year End Date	--03-28
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38027
Entity Registrant Name	CANADA GOOSE HOLDINGS INC.
Entity Central Index Key	0001690511
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	250 Bowie Ave
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M6E 4Y2
Title of 12(b) Security	Subordinate voting shares
Trading Symbol	GOOS
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Subordinate voting shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	59,435,079
Multiple voting shares
Document Information [Line Items]
Entity Common Stock Outstanding (shares)	51,004,076
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	250 Bowie Ave
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M6E 4Y2
Contact Personnel Name	David M. Forrest
City Area Code	416
Local Phone Number	780-9850